Employee benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits [Line Items]
Actuarial assumption of discount rates	5.53%	5.75%	5.32%
Actuarial assumption of inflation rate	3.00%	3.00%	3.00%
Voluntary retirement rate:
Salary increase	3.45%	4.01%	4.01%
Men
Voluntary retirement rate:
Actuarial assumption voluntary retirement rate	3.24%	3.82%	3.82%
Retirement age:
Actuarial assumption of retirement age (in years)	65 years	65 years	65 years
Women
Voluntary retirement rate:
Actuarial assumption voluntary retirement rate	3.24%	3.82%	3.82%
Retirement age:
Actuarial assumption of retirement age (in years)	60 years	60 years	60 years